Other payables and accrued liabilities (Tables)	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	June 30, 2013	June 30, 2012

Other payables	$681,381	$571,919
Interest payables	1,038,156	-
Accrued liabilities (1)	509,804	230,109
Total	$2,229,341	$802,028

(1)	$280,000 salary payable in the accrued liabilities was payable to the Company’s CEO.